Background of the Company	6 Months Ended
Jun. 30, 2026
Background of the Company [Abstract]
BACKGROUND OF THE COMPANY

1. BACKGROUND OF THE COMPANY

Telesat Corporation was incorporated under the Business Corporations Act (British Columbia) in October 2020 and is headquartered in Ottawa, Canada.

References herein to “Telesat” or the “Company” refer to Telesat Corporation and its subsidiaries.

Telesat is a leading global satellite operator, providing mission-critical communications solutions to support the requirements of sophisticated satellite users throughout the world.

The Company, through its wholly owned indirect subsidiary, Telesat GEO Inc., formerly Telesat Canada (“Telesat GEO”) operates a state-of-the-art fleet consisting of 13 geostationary (“GEO”) satellites and the Canadian payload on Viasat-1, ground infrastructure and highly expert and dedicated staff.

After a decade of development, the Company, through its wholly owned indirect subsidiary, Telesat LEO ULC, formerly Telesat LEO Inc., (“Telesat LEO”) is building a constellation of low earth orbit (“LEO”) satellites and integrated terrestrial infrastructure, called “Telesat Lightspeed”. Telesat Lightspeed will initially consist of 225 satellites capable of providing a highly advanced, global, enterprise-grade, integrated satellite and terrestrial network optimized to capture the growing demand for broadband connectivity in certain key market verticals around the world. Telesat Lightspeed is expected to be in service in 2028.

The Company began trading on the Nasdaq Global Select Market and the Toronto Stock Exchange on November 19, 2021 under the ticker symbol “TSAT”. Quarterly and annual financial statements, material change statements and other publicly available documents of the Company can be obtained from the U.S. Securities Exchange Commission (“SEC”) at https://www.sec.gov and the System for Electronic Document Analysis and Retrieval (“SEDAR+”) at https://www.sedarplus.ca.

Unless the context states or requires otherwise, references herein to the “financial statements” or similar terms refer to the unaudited interim condensed consolidated financial statements of Telesat.

On August 12, 2026, these financial statements were approved by the Audit Committee of the Company’s Board of Directors and authorized for issue.